Related Party Transactions	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

5. RELATED PARTY TRANSACTIONS

Founder Shares

On November 1, 2013, the Company issued an aggregate of 112 shares of Common Stock to certain of the Initial Shareholders for an aggregate purchase price of $112; on July 2, 2014, the Company issued an aggregate of 3,916,555 shares of Common Stock to certain of the Initial Shareholders for an aggregate purchase price of $24,888; and, on January 12, 2015, the Company issued 16,666 shares of Common Stock to the Sponsor for an aggregate purchase price of $250 (collectively, the “Founder Shares”). On March 29, 2015, the underwriter’s overallotment option expired without being exercised, and the Initial Shareholders, pursuant to a written agreement with the Company, forfeited an aggregate of 500,000 Founder Shares.

The Founder Shares are identical to the shares of Common Stock included in the Units sold in the Initial Public Offering, except that (1) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (2) the Initial Shareholders have waived their redemption rights with respect to their Founder Shares (i) in connection with the consummation of a Business Combination, (ii) if the Company fails to consummate a Business Combination by August 19, 2016 and (iii) upon the Company’s liquidation prior to August 19, 2016. If the Company submits an initial Business Combination to the Company’s public shareholders for a vote, the Initial Shareholders have agreed to vote their Founder Shares, any public shares they hold, and in the case of the Sponsor, its Placement Shares, in favor of such Business Combination.

The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of a Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (v) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in the Company’s shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company’s board of directors or management team in which the Company is the surviving entity.

The Initial Shareholders and holders of Placement Units are entitled to registration rights as described in Note 6.

Loan from Sponsor

In order to finance transaction costs in connection with an initial Business Combination, the Sponsor has committed to loan the Company funds as may be required, to a maximum of $750,000. If the Company consummates a Business Combination, the Company will repay such loaned amounts. If the Company does not consummate a Business Combination, the Company may use a portion of any working capital held outside the Trust Account to repay such loaned amounts; however, no proceeds from the Trust Account may be used for such repayment, other than interest income earned thereon. If such funds are insufficient to repay the full amount loaned, the unpaid amounts would be forgiven. Any part or all of such loans may be convertible into additional warrants at $0.75 per warrant (a maximum of 1,000,000 warrants if the full $750,000 is loaned and that amount is converted into warrants) of the post-business combination entity at the option of the lender. The warrants would be identical to the Placement Warrants, as described in Note 8. As of April 30, 2016, the Sponsor advanced the Company $285,000 pursuant to this loan, which is classified as promissory note – related party in the accompanying condensed consolidated balance sheets. In May 2016, the Sponsor advanced the Company an additional $100,000.

5. RELATED PARTY TRANSACTIONS

Founder Shares

On November 1, 2013, the Company issued an aggregate of 112 shares of Common Stock to certain of the Initial Shareholders for an aggregate purchase price of $112; on July 2, 2014, the Company issued an aggregate of 3,916,555 shares of Common Stock to certain of the Initial Shareholders for an aggregate purchase price of $24,888; and, on January 12, 2015, the Company issued 16,666 shares of Common Stock to the Sponsor for an aggregate purchase price of $250 (collectively, the “Founder Shares”). On March 29, 2015, the underwriter’s overallotment option expired without being exercised, and the Initial Shareholders, pursuant to a written agreement with the Company, forfeited an aggregate of 500,000 Founder Shares.

The Founder Shares are identical to the shares of Common Stock included in the Units sold in the Initial Public Offering, except that (1) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (2) the Initial Shareholders have waived their redemption rights with respect to their Founder Shares (i) in connection with the consummation of a Business Combination, (ii) if the Company fails to consummate a Business Combination by August 19, 2016 and (iii) upon the Company’s liquidation prior to August 19, 2016. If the Company submits an initial Business Combination to the Company’s public shareholders for a vote, the Initial Shareholders have agreed to vote their Founder Shares, any public shares they hold and, in the case of the Sponsor, its Placement Shares, in favor of such Business Combination.

The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of a Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (v) with respect to 20% of such shares, when the closing price of the Company’s Common Stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in the Company’s shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company’s board of directors or management team in which the Company is the surviving entity.

The Initial Shareholders and holders of Placement Units are entitled to registration rights as described in Note 6.

Loan from Sponsor

In order to finance organizational costs and other costs relating to the Initial Public Offering, the Sponsor committed to loan the Company funds as may be required, to a maximum of $500,000. These loans were non-interest bearing, unsecured and payable on the earlier of March 31, 2015 or the consummation of the Initial Public Offering. An aggregate of $139,211 loans were repaid to the Sponsor upon the consummation of the Initial Public Offering or shortly thereafter. At October 31, 2015, no amounts were due to the Sponsor.

In order to finance transaction costs in connection with an initial Business Combination, the Sponsor has committed to loan the Company funds as may be required, to a maximum of $750,000. If the Company consummates a Business Combination, the Company will repay such loaned amounts. If the Company does not consummate a Business Combination, the Company may use a portion of any working capital held outside the Trust Account to repay such loaned amounts; however, no proceeds from the Trust Account may be used for such repayment, other than interest income earned thereon. If such funds are insufficient to repay the full amount loaned, the unpaid amounts would be forgiven. Any part or all of such loans may be convertible into additional warrants at $0.75 per warrant (a maximum of 1,000,000 warrants if the full $750,000 is loaned and that amount is converted into warrants) of the post-business combination entity at the option of the lender. The warrants would be identical to the Placement Warrants.